Intangible assets, net (Details 2) In Thousands, unless otherwise specified	12 Months Ended								1 Months Ended			12 Months Ended
	Mar. 31, 2014 USD ($)	Mar. 31, 2014 CNY	Mar. 31, 2013 CNY	Mar. 31, 2012 CNY	Mar. 31, 2014 Guangdong Province [Domain] USD ($)	Mar. 31, 2014 Guangdong Province [Domain] CNY	Mar. 31, 2013 Guangdong Province [Domain] CNY	Mar. 31, 2012 Guangdong Province [Domain] CNY	Aug. 31, 2011 Zhejiang Province CNY	Feb. 28, 2011 Zhejiang Province USD ($)	Feb. 28, 2011 Zhejiang Province CNY	Mar. 31, 2014 Zhejiang Province USD ($)	Mar. 31, 2014 Zhejiang Province CNY	Mar. 31, 2013 Zhejiang Province CNY	Mar. 31, 2012 Zhejiang Province CNY
Finite-Lived Intangible Assets
Estimated useful life of operating rights	30 years	30 years
Amortization expense of operating rights	$ 743	4,621	4,621	4,621	$ 156	971	971	971				$ 587	3,650	3,650	3,650
Consideration for operating rights										12,500	82,124
Value of acquired operating rights									109,499
Deferred tax liability	$ 4,848	30,138	31,293						27,375
General renewal period with provincial authorities	3 years	3 years
Period of expected cash flow	30 years	30 years